Summary of Significant Accounting Policies (Details) ft² in Thousands	3 Months Ended	12 Months Ended
	Mar. 30, 2017 ft² state segment facility	Dec. 29, 2016 ft² state segment facility	Dec. 31, 2015	Dec. 25, 2014
Number of reportable segments | segment	1	1
Number of states with facilities | state	17	17
Number of distribution centers	4	4
Fiscal year period		364 days	371 days	364 days
Warehouse Format Store [Member]
Number of stores	72	69
Area of facility | ft²	72	72
Small Format Store [Member]
Number of stores	1	1